Use of estimates and judgments	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Use of estimates and judgments
4.	Use of estimates and judgments
The significant judgments made by management in applying the company’s accounting policies and the key sources of uncertainty are consistent with those applied in the annual consolidated financial statements as at and for the year ended 31 December 2021. In preparing these unaudited condensed consolidated interim financial statements, the key source of uncertainty identified by management is the accounting for the impact of the conflict between Russia and Ukraine on the company’s results as discussed below.
CONFLICT BETWEEN RUSSIA AND UKRAINE
Management considered the impact of the conflict between Russia and Ukraine on the basis of preparation of these unaudited condensed consolidated interim financial statements. On 11 March 2022, the company announced that it is forfeiting all financial benefits from the operations of AB InBev Efes, an associate which does business in Russia and Ukraine, in which it holds a 50%
non-controlling
stake and which the company does not consolidate. On 22 April 2022, the company announced its decision to sell its non-controlling
interest in AB InBev Efes and is in active discussions with its partner, Turkish Brewer Anadolu Efes, to acquire this interest. AB InBev’s request regarding the suspension of the license for production and sale of Bud in Russia will also be part of a potential transaction. During the six-month
period ended 30 June 2022, the company derecognized its investment in AB InBev Efes and reported a
(
1 143
)
m US dollar
non-cash
impairment charge in exceptional share of results of associates. (Refer to Note 7
Exceptional items
and Note 13
Investments in associates
).